Business Combinations - Schedule of Fair Value of Assets and Liabilities on Acquisition Date (Detail) - BRL (R$) R$ in Thousands	Sep. 04, 2018	Apr. 22, 2016
MNLT [member]
Assets
Cash and cash equivalents		R$ 7,377
Accounts receivable		1,210,373
Other receivables		21,065
Property and equipment		63,218
Deferred tax asset		160,738
Total assets		1,582,277
Liabilities
Accounts payable		(1,558,908)
Loans and financing		(56,684)
Onerous contracts		(9,051)
Other liabilities		(33,315)
Deferred tax liabilities		(38,501)
Total liabilities		(1,696,459)
Net identifiable assets acquired		(114,182)
Goodwill on acquisition		114,182
MNLT [member] | Customer relationship [member]
Assets
Intangible assets		93,442
MNLT [member] | Trademark use right [member]
Assets
Intangible assets		12,491
MNLT [member] | Other intangible assets [member]
Assets
Intangible assets		R$ 13,573
Equals S.A. [member]
Assets
Cash and cash equivalents	R$ 60
Accounts receivable	798
Other current assets	312
Receivables to related parties	1,057
Property and equipment	428
Deferred tax asset	108
Total assets	41,064
Liabilities
Accounts payable	(419)
Labor and social security liabilities	(1,704)
Taxes payable	(225)
Payables to related parties	(244)
Deferred tax liabilities	(12,960)
Total liabilities	(15,552)
Net identifiable assets acquired	25,512
Goodwill on acquisition	24,488
Total consideration transferred	50,000
Equals S.A. [member] | Customer relationship [member]
Assets
Intangible assets	2,103
Equals S.A. [member] | Software [member]
Assets
Intangible assets	34,539
Equals S.A. [member] | Non compete agreement [member]
Assets
Intangible assets	R$ 1,659